Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Debt Expense [Abstract]
Interest on long-term bank debt	$ (2,365)	$ (2,828)	$ (4,825)
Interest on Series A Notes, net	(6,812)	(7,954)	(9,715)
Interest on short-term bank credit and loans	(2,604)	(2,787)	(2,444)
Gain (loss) from exchange rate differences, net	(6,341)	(12,516)	(12,307)
Other	(4,144)	(24,098)	(11,145)
Interest Expense, Total	(22,266)	(50,183)	(40,436)
Interest on cash, cash equivalents and bank deposits	850	1,404	1,035
Other	1,176	1,281	2,091
Interest Income, Total	2,026	2,685	3,126
Financial expenses, net	$ (20,240)	$ (47,498)	$ (37,310)